Personnel expenses - Disclosure of Non-Cash Costs for Share-Based Payments by Functions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 4,277	SFr 4,105	SFr 5,207
Non-cash cost for share-based payments	142
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	2,517	2,365	3,057
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 1,760	SFr 1,740	SFr 2,150